Note B - Factoring (Details) - Due from Factor (USD $)	Dec. 31, 2012	Dec. 31, 2011
Due from Factor [Abstract]
Original Invoice Value	$ 744,315	$ 0
Factored Amount	554,411	0
Factored Balance due	$ 189,904	$ 0